Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2019
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
Total cash, cash equivalents and restricted cash is as follows:

	As at	As at	As at	As at
	June 30, 2019	December 31, 2018	June 30, 2018	December 31, 2017
	$	$	$	$
Cash and cash equivalents	35,429	54,917	48,457	71,439
Restricted cash – current	1,916	2,153	1,858	1,599
Restricted cash – long-term	3,437	3,437	2,672	2,672
	40,782	60,507	52,987	75,710

The Company maintains restricted cash deposits relating to certain FFAs (note 9), LNG terminal management and leasing arrangements (note 8).

Non-cash items related to operating lease right-of-use assets and operating lease liabilities are as follows:

	For the six months ended
	June 30, 2019	June 30, 2018
	$	$
Leased assets obtained in exchange for new operating lease liabilities	25,656	—